Loans, Impaired Loans and Allowance for Credit Losses - Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1],[2]	$ 767,365	$ 757,283
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		350,941	344,182
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		106,379	104,170
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		17,374	17,109
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		292,671	291,822
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[3],[4]	4,178	3,910
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[3],[4]	2,136	1,946
Financial assets past due but not impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[3],[4]	990	1,008
Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[3],[4]	812	740
Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[3],[4]	240	216
31 - 60 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[3],[4]	2,499	2,374
31 - 60 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[3],[4]	1,418	1,329
31 - 60 days [member] | Financial assets past due but not impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[3],[4]	647	648
31 - 60 days [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[3],[4]	242	238
31 - 60 days [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[3],[4]	192	159
61 - 90 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[3],[4]	1,281	1,191
61 - 90 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[3],[4]	718	617
61 - 90 days [member] | Financial assets past due but not impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[3],[4]	343	360
61 - 90 days [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[3],[4]	172	157
61 - 90 days [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[3],[4]	48	57
91 days and greater [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[3],[4],[5]	398	345
91 days and greater [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[3],[4],[5]	$ 398	$ 345

[1]	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular aging of the loans resumes, after the end of the deferral period.
[4]	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
[5]	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.